Note 12 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets
Loss carry-forwards	$ 1,066	$ 6,071
Expenses not currently deductible	18,120	13,245
Stock-based compensation	2,956	2,420
Basis differences of partnerships and other entities	1,047	925
Allowance for doubtful accounts	3,457	2,967
Inventory and other reserves	542	548
	27,188	26,176
Depreciation and amortization	31,168	13,971
Prepaid and other expenses deducted for tax purposes	1,942	1,782
	33,110	15,753
Net deferred income tax asset (liability) before valuation allowance	(5,922)	10,423
Valuation allowance	756	783
Net deferred income tax liability, net	$ (6,678)
Net deferred income tax asset, net		$ 9,640